UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-21237

                    Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

           (Address of principal executive offices)               (Zip code)

Christopher E. Kashmerick
Unified Fund Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:     317-917-7000

Date of fiscal year end:     06/30

Date of reporting period:03/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

IMS Capital Value Fund Schedule of Investments - (unaudited) March 31, 2009

Common Stocks - 97.54%	Shares	Value

Banks & Financial Services - 11.05%
Astoria Financial Corp.	67,000	$615,730
FirstMerit Corp.	59,500	1,082,900
Huntington Bancshares, Inc.	211,900	351,754
Northern Trust Corp.	30,500	1,824,510
Old National Bancorp.	130,000	1,452,100
Pacific Capital Bancorp	135,000	913,950
SEI Investments Co.	96,200	1,174,602
		7,415,546

Biological Products - 3.02%
Biogen Idec, Inc. (a)	38,600	2,023,412

Bituminous Coal & Lignite Surface Mining - 0.70%
Massey Energy Co.	46,500	470,580

Builders - 10.77%
Granite Construction, Inc.	27,800	1,041,944
M.D.C. Holdings, Inc.	44,200	1,376,388
Meritage Homes Corp. (a)	120,000	1,370,400
Pulte Homes, Inc.	121,400	1,326,902
Toll Brothers, Inc. (a)	116,200	2,110,192
		7,225,826

Communications - 3.34%
CenturyTel, Inc.	79,700	2,241,164

Computer Related Services & Equipment - 16.23%
Check Point Software Technologies, Ltd. (a)	102,700	2,280,967
Citrix Systems, Inc. (a)	78,200	1,770,448
Computer Sciences Corp. (a)	51,200	1,886,208
Emulex Corp. (a)	119,500	601,085
Intuit, Inc. (a)	87,700	2,367,900
United Online, Inc.	207,400	925,004
VeriSign, Inc. (a)	56,000	1,056,720
		10,888,332

Drilling Oil & Gas Wells - 1.65%
Helmerich & Payne, Inc.	48,600	1,106,622

Electrical Components - 1.32%
Avnet, Inc. (a)	50,500	884,255

*See accompanying notes as they are a integral part of these financial statements.

IMS Capital Value Fund Schedule of Investments - (unaudited) March 31, 2009

Common Stocks - 97.54% - continued	Shares	Value

Entertainment - 2.66%
Marvel Entertainment, Inc. (a)	67,200	$ 1,784,160

Food & Beverage - 6.73%
Del Monte Foods Co.	193,900	1,413,531
JM Smucker Co./The	30,300	1,129,281
Tyson Foods, Inc. - Class A	209,900	1,970,961
		4,513,773

Healthcare - 4.10%
Gentiva Health Services, Inc. (a)	38,700	588,240
Hill-Rom Holdings, Inc.	64,700	639,883
LifePoint Hospitals, Inc. (a)	73,000	1,522,780
		2,750,903
Industrial Organic Chemicals - 1.78%
NewMarket Corp.	27,000	1,196,100

Insurance - 7.59%
AON Corp.	49,100	2,004,262
First American Corp.	61,100	1,619,761
HCC Insurance Holdings, Inc.	58,300	1,468,577
		5,092,600
Miscellaneous Manufacturing Industries - 1.54%
Hillenbrand, Inc.	64,700	1,035,847

Personal Services - 6.80%
Equifax, Inc.	69,200	1,691,940
H&R Block, Inc.	104,300	1,897,217
Service Corporation International	278,700	972,663
		4,561,820

Pharmaceutical Goods - 6.38%
King Pharmaceuticals, Inc. (a)	251,300	1,776,691
Watson Pharmaceuticals, Inc. (a)	80,600	2,507,466
		4,284,157

Plastic Products - 0.77%
Newell Rubbermaid, Inc.	81,000	516,780

Refuse Systems - 2.05%
Republic Services, Inc.	80,300	1,377,145

*See accompanying notes as they are a integral part of these financial statements.

IMS Capital Value Fund Schedule of Investments - (unaudited) March 31, 2009

Common Stocks - 97.54% - continued	Shares	Value

Retail - 3.33%
Safeway, Inc.	110,800	$2,237,052

Trucking - 1.89%
Heartland Express, Inc.	85,700	1,269,217

Utility - 1.87%
TECO Energy, Inc.	112,400	1,253,260

Wholesale - Medical, Dental & Hospital Equipment & Supplies - 1.97%
Patterson Companies, Inc. (a)	70,000	1,320,200

TOTAL COMMON STOCKS (Cost $91,026,719)

Real Estate Investment Trusts - 2.53%
Mid-America Apartment Communities, Inc.	55,000	1,695,650

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,788,703)		1,695,650

TOTAL INVESTMENTS (Cost $93,815,422) - 100.07%		$ 67,144,401

Liabilities in excess of cash and other assets - (0.07)%		(46,559)

TOTAL NET ASSETS - 100.00%		$ 67,097,842

(a) Non-income producing.

Tax Related
Gross unrealized appreciation		$2,358,187
Gross unrealized depreciation		(29,029,208)
Net unrealized depreciation		$ (26,671,021)

Aggregate cost of securities for income tax purposes		$93,815,422

*See accompanying notes as they are a integral part of these financial statements.

IMS Strategic Income Fund Schedule of Investments - (unaudited) March 31, 2009

Common Stocks - 18.27%	Shares	Value

Chemicals - Diversified - 1.31%
Dow Chemical Co./The	51,400	$433,302

Food & Beverage - 7.64%
B&G Foods, Inc. (j)	41,000	450,590
ConAgra Foods, Inc.	36,800	620,816
H.J. Heinz Co.	15,000	495,900
Kraft Foods, Inc. - Class A	22,200	494,838
Sysco Corp.	20,600	469,680
		2,531,824

Insurance - 1.33%
MetLife, Inc.	30,000	440,100

Oil Companies - Integrated - 1.42%
Royal Dutch Shell PLC (b)	10,600	469,580

Pharmaceutical Preparations - 4.88%
AstraZeneca PLC (b)	16,900	599,105
Eli Lilly & Co.	15,700	524,537
Pfizer, Inc.	36,200	493,044
		1,616,686

Pipelines - 1.69%
Boardwalk Pipeline Partners, LP	25,000	560,000

TOTAL COMMON STOCKS (Cost $6,874,003)		6,051,492

Real Estate Investment Trusts - 2.91%

Annaly Captial Management, Inc.	35,300	489,611
AvalonBay Communities, Inc.	10,100	475,306

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $975,722)		964,917

Preferred Securities - 10.47%

Preferred Securities - 6.31%
Citigroup Capital IX, 6.000%	45,000	344,250
Comcast Corp., 7.000%	23,700	477,081
Dillards Capital Trust I, 7.500%	41,700	314,835
Western United Holding - Series A, 6.260% (a) (c) (i)	74,836	955,656
		2,091,822

Convertible Preferred Securities - 4.16%
Chesapeake Energy Corp., 4.500%	8,400	516,600
Felcor Lodging Trust, Inc. - Series A, $1.95	57,400	229,600
Schering-Plough, 6.000%	3,000	631,500
		1,377,700

TOTAL PREFERRED SECURITIES (Cost $5,963,892)		3,469,522

*See accompanying notes as they are a integral part of these financial statements.

IMS Strategic Income Fund Schedule of Investments - (unaudited) March 31, 2009

Income Trusts - 2.44%	Shares	Value

Oil Royalty Trusts - 0.95%
Penn West Energy Trust	33,017	$ 313,331

Business Trusts - 1.49%
Keystone North America, Inc.	158,000	495,003

TOTAL INCOME TRUSTS (Cost $1,946,879)		808,334

	Principal
Corporate Bonds - 52.54%	Amount

Altria Group, Inc., 9.950%, 11/10/2038	$600,000	600,736
American Airlines, Inc., 9.730%, 09/29/2014 (d) (i)	1,300,000	487,500
American International Group, Inc., 9.000%, 02/28/2028 (f) (i)	1,000,000	850,000
AMH Holdings, Inc., 11.250%, 03/01/2014 (f)	3,200,000	976,000
Atlantic Express Transportation Corp., 0.000%, 04/15/2012 (f)	1,500,000	577,500
Bally Total Fitness Holding Corp., 13.000%, 07/15/2011 (e)	1,052,500	7,894
Bridgemill Finance LLC, 8.000%, 07/15/2017 (g) (i)	1,400,000	1,190,000
CCH I LLC, 11.000%, 10/01/2015 (e)	1,761,000	198,112
Eurofresh, Inc., 11.500%, 01/15/2013 (e) (g)	2,500,000	562,500
Evergreen International Aviation, Inc., 12.000%, 05/15/2010 (i)	1,000,000	950,000
Forster Drilling Corp., 10.000%, 01/15/2013 (e) (g)	910,000	659,750
General Electric Capital Corp., 6.875%, 01/10/2039	600,000	490,708
Goodyear Tire & Rubber Co., 6.318%, 12/01/2009 (f)	1,300,000	1,248,000
J.B. Poindexter & Co., 8.750%, 03/15/2014	2,000,000	1,210,000
Lehman Brothers Holdings, 8.500%, 05/23/2022 (e) (f)	1,000,000	132,500
Leiner Health Products, Inc., 11.000%, 06/01/2012 (e)	1,500,000	7,500
Lucent Technologies, Inc., 6.450%, 03/15/2029	2,000,000	770,000
Mercer International, Inc., 9.250%, 02/15/2013	1,750,000	560,000
North Atlantic Trading Co. Inc., 10.000%, 03/01/2012 (g)	2,000,000	910,000
O&G Leasing, LLC, 9.250%, 05/15/2012 (g) (i)	1,630,000	1,548,500
Plaza Land Condo Association, Inc., 8.000%, 10/15/2026 (g) (i)	420,000	357,000
Ply Gem Industries, Inc., 9.000%, 02/15/2012	3,000,000	757,500
Reynolds American, Inc., 7.625%, 06/01/2016	600,000	531,917
Target Corp., 7.000%, 01/15/2038	600,000	563,706
Verizon Communications, 6.400%, 02/15/2038	600,000	545,618
Wise Metals Group, LLC, 10.250%, 05/15/2012	1,500,000	712,500

TOTAL CORPORATE BONDS (Cost $35,338,859)		17,405,441

Foreign Bonds Denominated in US Dollars - 5.85%

AES Dominicana Energia Finance S.A., 11.000%, 12/13/2015 (g)	863,000	539,375
BSP Finance BV, 10.750%, 11/01/2011 (i)	800,000	400,000
Earls Eight Ltd., 6.500%, 12/31/2012 (f) (g) (i)	1,703,243	340,649
Industrias Unidas S.A, 11.500%, 11/15/2016 (g)	2,250,000	303,750
Katanga Mining, Ltd., 14.000%, 11/20/2013	1,628,295	324,184
New Asat (Finance), Ltd., 9.250%, 02/01/2011 (e)	1,500,000	30,000

TOTAL FOREIGN BONDS DENOMINATED IN US DOLLARS (Cost $8,253,471)		1,937,958

*See accompanying notes as they are a integral part of these financial statements.

IMS Strategic Income Fund Schedule of Investments - (unaudited) March 31, 2009
	Principal
	Amount	Value
Certificates of Deposit - 0.13%

Summit Securities CD, 8.50%, 11/29/2007 (a) (h) (i)	$250,000	$19,600
Summit Securities CD, 8.50%, 12/26/2007 (a) (h) (i)	300,000	23,520

TOTAL CERTIFICATES OF DEPOSIT (Cost $483,921)		43,120

Mutual Funds - 3.06%	Shares

BlackRock Floating Rate Income Strategies Fund, Inc.	113,000	1,012,480

TOTAL MUTUAL FUNDS (Cost $1,803,889)		1,012,480

TOTAL INVESTMENTS (Cost $61,640,636) - 95.67%		$31,693,264

Other assets less liabilities - 4.33%		1,436,329

TOTAL NET ASSETS - 100.00%		$33,129,593

(a) Non-income producing.
(b) American Depositary Receipt.
(c) As of March 31, 2009, subsidiary companies have filed bankruptcy.
(d) Asset-backed security.
(e) Issue is in default.
(f) Variable rate security; the rate shown represents the rate at March 31, 2009.
(g) Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933.
(h) As of March 31, 2009, company has filed bankruptcy. All interest and principal payments have been halted.
(i) This security is currently valued according to fair value procedures approved by the Trust.
(j) Enhanced Income Security.

Tax Related
Gross unrealized appreciation		$ 150,630
Gross unrealized depreciation		(30,098,002)
Net unrealized depreciation		$ (29,947,372)

Aggregate cost of securities for income tax purposes		$ 61,640,636

*See accompanying notes as they are a integral part of these financial statements.

IMS Strategic Allocation Fund Schedule of Investments - (unaudited) March 31, 2009

	Principal
Corporate Bonds - 5.26%	Amount	Value

AMH Holdings, Inc., 0.000%, 03/01/2014 (a)	$300,000	$ 91,500
Evergreen International Aviation, Inc., 12.000%, 05/15/2010 (d)	260,000	247,000
Leiner Health Products, Inc., 11.000%, 06/01/2012 (c)	200,000	1,000
O&G Leasing, LLC, 15.000%, 05/15/2012 (b)	150,000	134,250

TOTAL CORPORATE BONDS (Cost $871,177)		473,750

Foreign Bonds Denominated in US Dollars - 0.30%

Industrias Unidas S.A., 11.500%, 11/15/2016 (b)	200,000	27,000

TOTAL FOREIGN BONDS DENOMINATED IN US DOLLARS (Cost $187,099)		27,000

Exchange-Traded Funds - 72.43%	Shares

iShares Dow Jones U.S. Home Construction Index Fund	16,400	143,336
iShares Dow Jones U.S. Technology Sector Index Fund	6,200	229,586
iShares Morningstar Mid Growth Index Fund	4,800	246,192
iShares Nasdaq Biotechnology Index Fund	2,000	132,700
iShares Russell 2000 Growth Index Fund	5,600	257,488
iShares S&P 100 Index Fund	27,000	1,018,710
iShares S&P MidCap 400 Growth Index Fund	10,600	557,136
iShares S&P MidCap 400/BARRA Value Index Fund	12,500	550,750
iShares S&P North American Technology- Semiconductors Index Fund	3,400	105,876
iShares S&P SmallCap 600/BARRA Growth Index Fund	6,600	250,602
PowerShares DWA Technical Leaders Portfolio	72,000	942,480
PowerShares QQQ	24,100	730,712
Rydex S&P Equal Weight Energy Fund	3,700	120,213
Rydex S&P Equal Weight Fund	46,800	1,159,236
SPDR KBW Bank Fund	5,500	76,230

TOTAL EXCHANGE-TRADED FUNDS (Cost $10,754,034)		6,521,247

Mutual Funds - 5.03%

Aberdeen Asia-Pacific Income Fund, Inc.	95,000	453,150

TOTAL MUTUAL FUNDS (Cost $446,730)		453,150

*See accompanying notes as they are a integral part of these financial statements.

IMS Strategic Allocation Fund Schedule of Investments - (unaudited) March 31, 2009

Money Market Securities - 16.93%	Shares	Value

Federated Prime Obligations Fund - Institutional Shares, 0.90% (a)	1,523,970	$ 1,523,970

TOTAL MONEY MARKET SECURITIES (Cost $1,523,970)		1,523,970

TOTAL INVESTMENTS (Cost $13,783,010) - 99.95%		$ 8,999,117

Other assets less liabilities - 0.05%		4,889

TOTAL NET ASSETS - 100.00%		$ 9,004,006

(a) Variable rate security; the rate shown represents the coupon at March 31, 2009.
(b) Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933.
(c) Issue is in default.
(d) This security is currently valued according to fair value procedures approved by the Trust.

Tax Related
Gross unrealized appreciation		$ 6,420
Gross unrealized depreciation		(4,790,313)
Net unrealized depreciation		$ (4,783,893)

Aggregate cost of securities for income tax purposes		$ 13,783,010

*See accompanying notes as they are a integral part of these financial statements.

IMS Funds

Related Notes to the Schedule of Investments

March 31, 2009
(Unaudited)

Securities Valuation - Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees of the Trust (the “Board”).

Fixed income securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances where the bonds the Fund invests in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger fair valuation than other securities.

Foreign Currency – Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end resulting from changes in exchange rates.

Federal Income Taxes – The Funds make no provision for federal income tax. The Funds intend to qualify each year as “regulated investment companies” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their taxable income. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Fair Value Measurements – The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the IMS Capital Value Fund’s assets as of March 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 67,144,401	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 67,144,401	$ -

*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

The following is a summary of the inputs used to value the IMS Strategic Income Fund’s assets as of March 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 11,351,089	$ -
Level 2 – Other Significant Observable Inputs	$ 13,219,750	$ -
Level 3 – Significant Unobservable Inputs	$ 7,122,425	$ -
Total	$ 31,693,264	$ -

*Other financial instruments include futures, forwards, and swap contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the IMS Strategic Income Fund:

	Investments in Securities	Other Financial Instruments (OFI)	OFI – Market Value
Balance as of 06/30/2008	$ 8,323,169	$ -	$ -
Realized Gain (Loss)	$ (548,353)	* -	-
Change in unrealized appreciation (depreciation)	$ (1,414,418)	-	-
Net purchases (sales)	$ (2,393,473)	-	-
Transfers in and/or out of Level 3	$ 3,155,500	-	-
Balance as of 03/31/2009	$ 7,122,425	$ -	$ -

*The realized gain (loss) earned during the period ended March 31, 2009 for other financial instruments was $0.

The following is a summary of the inputs used to value the IMS Strategic Allocation Fund’s assets as of March 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 8,498,367	$ -
Level 2 – Other Significant Observable Inputs	$ 253,750	$ -
Level 3 – Significant Unobservable Inputs	$ 247,000	$ -
Total	$ 8,999,117	$ -

*Other financial instruments include futures, forwards, and swap contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the IMS Strategic Allocation Fund:

	Investments in Securities	Other Financial Instruments (OFI)	OFI – Market Value
Balance as of 06/30/08	$ 358,000	$ -	$ -
Realized Gain (Loss)	$ (23,000)	* -	-
Change in unrealized appreciation (depreciation)	$ (13,000)	-	-
Net purchases (sales)	$ (75,000)	-	-
Transfers in and/or out of Level 3	-	-	-
Balance as of 03/31/2009	$ 247,000	$ -	$ -

*The realized gain (loss) earned during the period ended March 31, 2009 for other financial instruments was $0.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Item 2. Controls and Procedures.

(a)     Based on an evaluation of the registrant’s disclosure controls and procedures as of May 22, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:       Unified Series Trust_______________

By
/s/ Anthony J. Ghoston___________________

Anthony J. Ghoston, President

Date     05/28/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ Anthony J. Ghoston__________________

Anthony J. Ghoston, President

Date     05/28/2009

By

/s/ Christopher E. Kashmerick________________________
Christopher E. Kashmerick, Treasurer

Date     05/28/2009

.